Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Ordinary Shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary Shares, shares authorized	490,000,000	490,000,000
Ordinary Shares, shares issued	14,392,364	14,392,364
Ordinary Shares, shares outstanding	14,392,364	14,392,364
Class A Ordinary Shares
Ordinary Shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary Shares, shares authorized	431,808,000	431,808,000
Ordinary Shares, shares issued	21,107,364	21,107,364
Ordinary Shares, shares outstanding	21,107,364	21,107,364
Class B Ordinary Shares
Ordinary Shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary Shares, shares authorized	58,192,000	58,192,000
Ordinary Shares, shares issued	8,192,000	8,192,000
Ordinary Shares, shares outstanding	8,192,000	8,192,000